LICENSING AND COLLABORATION ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Breakdown of licensing and collaboration revenue

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$(Note 2.5)
Recognition in the year	1,542,668	31,615	39,891	5,784
Reduction in the year	—	—	(314,181)	(45,552)
Revenues from AbbVie	1,542,668	31,615	(274,290)	(39,768)
Revenues from other partners	—	8,500	24,625	3,570
	1,542,668	40,115	(249,665)	(36,198)

Licensing Agreement with MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing And Collaboration Arrangements Summarized Financial Information Disclosure

Summarized financial information related to the above agreement is presented below:

	Years Ended December 31,					As of December 31,
	Research and Development Expense
					Amortization of prepaid
				Extension/ Termination of	research and
	Upfront Fees	Milestones		agreements	development	Intangible asset balance
2022	—		—	—	—	—
2021	—	US$	1,500	—	—	—
2020	—	US$	1,000	—	—	—

Licensing Agreement with MacroGenics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing And Collaboration Arrangements Summarized Financial Information Disclosure

Summarized financial information related to the above agreement is presented below:

	Year ended December 31,					As of December 31,
Research and Development Expense
Amortization of prepaid
				Extension/ Termination of	research and
	Upfront Fees	Milestones		agreements	development	Intangible asset balance
2022	—		—	—	—	—
2021	—	US$	4,484	—	—	—
2020	—		—	—	—	—